FVM - Financial instruments not measured at fair value - Liabilities (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018		Mar. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Carrying value
Amounts due to banks		SFr 10,242		SFr 9,024		SFr 7,533	SFr 7,533
Payables from securities financing transactions		10,130		9,167		11,963	17,044
Cash collateral payables on derivative instruments		31,843		29,426		30,247	30,247
Customer deposits		403,430		398,604		403,731	408,999
Debt issued measured at amortized cost		137,530	[1]	137,883	[1]	139,551	139,551	[1]
Other financial liabilities measured at amortized cost		6,909		5,911		SFr 6,686	36,337
Fair Value
Financial liabilities, at fair value	[2]	282,734		267,983			212,323
Not measured at fair value
Carrying value
Amounts due to banks		10,200		9,000			7,500
Payables from securities financing transactions		10,100		9,200			17,000
Cash collateral payables on derivative instruments		31,800		29,400			30,200
Customer deposits		403,400		398,600			409,000
Debt issued measured at amortized cost		137,500		137,900			139,600
Other financial liabilities measured at amortized cost		6,900		5,900			36,300
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities, at fair value		10,200		9,000			7,500
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities, at fair value		10,100		9,200			17,000
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities, at fair value		31,800		29,400			30,200
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities, at fair value		403,400		398,600			409,000
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities, at fair value		140,100		140,900			143,500
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities, at fair value		SFr 6,900		SFr 5,900			SFr 36,300

[1]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented.